Concessions and Authorizations (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Concessions And Authorizations
Weighted average cost of capital	9.125%
Regulatory liabilities	R$ 2,500,000
Weighted average term	30 years
Grant bonus	R$ 508,000
Service concession	98,000
Financial disbursement	R$ 410,000